Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000060790 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 4 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000060790 [Member] | U S Treasury Bonds 4 75 4 875 due 8 15 45 8 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000060790 [Member] | Multifamily Connecticut Avenue Securities Trust 8 033 13 047 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000060790 [Member] | Flagship Credit Auto Trust 1 59 8 83 due 6 15 27 1 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000060790 [Member] | FHLMC MSCR Trust 6 483 10 187 due 5 25 44 11 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000060790 [Member] | GNMA zero coupon 4 50 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000060790 [Member] | FHLMC STACR REMIC Trust 5 383 12 683 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000060790 [Member] | UMBS 30 Year 2 00 5 50 due 3 1 52 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000060790 [Member] | Connecticut Avenue Securities Trust 5 683 13 547 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000060790 [Member] | U S Treasury Notes 3 50 4 25 due 10 31 27 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
C000060790 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000060790 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000060790 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060790 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000060790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000060790 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000060790 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060790 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060790 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000185554 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 4 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000185554 [Member] | U S Treasury Bonds 4 75 4 875 due 8 15 45 8 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000185554 [Member] | Multifamily Connecticut Avenue Securities Trust 8 033 13 047 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000185554 [Member] | Flagship Credit Auto Trust 1 59 8 83 due 6 15 27 1 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000185554 [Member] | FHLMC MSCR Trust 6 483 10 187 due 5 25 44 11 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000185554 [Member] | GNMA zero coupon 4 50 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000185554 [Member] | FHLMC STACR REMIC Trust 5 383 12 683 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000185554 [Member] | UMBS 30 Year 2 00 5 50 due 3 1 52 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000185554 [Member] | Connecticut Avenue Securities Trust 5 683 13 547 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000185554 [Member] | U S Treasury Notes 3 50 4 25 due 10 31 27 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[3]
C000185554 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000185554 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185554 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000185554 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000185554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000185554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000185554 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000185554 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000185554 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000018688 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 4 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000018688 [Member] | U S Treasury Bonds 4 75 4 875 due 8 15 45 8 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000018688 [Member] | Multifamily Connecticut Avenue Securities Trust 8 033 13 047 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000018688 [Member] | Flagship Credit Auto Trust 1 59 8 83 due 6 15 27 1 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000018688 [Member] | FHLMC MSCR Trust 6 483 10 187 due 5 25 44 11 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000018688 [Member] | GNMA zero coupon 4 50 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000018688 [Member] | FHLMC STACR REMIC Trust 5 383 12 683 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000018688 [Member] | UMBS 30 Year 2 00 5 50 due 3 1 52 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000018688 [Member] | Connecticut Avenue Securities Trust 5 683 13 547 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000018688 [Member] | U S Treasury Notes 3 50 4 25 due 10 31 27 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[5]
C000018688 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018688 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018688 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018688 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000018688 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018688 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000018688 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018688 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018688 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000018687 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 4 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000018687 [Member] | U S Treasury Bonds 4 75 4 875 due 8 15 45 8 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000018687 [Member] | Multifamily Connecticut Avenue Securities Trust 8 033 13 047 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000018687 [Member] | Flagship Credit Auto Trust 1 59 8 83 due 6 15 27 1 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000018687 [Member] | FHLMC MSCR Trust 6 483 10 187 due 5 25 44 11 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000018687 [Member] | GNMA zero coupon 4 50 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000018687 [Member] | FHLMC STACR REMIC Trust 5 383 12 683 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000018687 [Member] | UMBS 30 Year 2 00 5 50 due 3 1 52 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000018687 [Member] | Connecticut Avenue Securities Trust 5 683 13 547 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000018687 [Member] | U S Treasury Notes 3 50 4 25 due 10 31 27 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[7]
C000018687 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018687 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018687 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018687 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000018687 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018687 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000018687 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018687 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018687 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000018685 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 4 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000018685 [Member] | U S Treasury Bonds 4 75 4 875 due 8 15 45 8 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000018685 [Member] | Multifamily Connecticut Avenue Securities Trust 8 033 13 047 due 10 25 49 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000018685 [Member] | Flagship Credit Auto Trust 1 59 8 83 due 6 15 27 1 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000018685 [Member] | FHLMC MSCR Trust 6 483 10 187 due 5 25 44 11 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000018685 [Member] | GNMA zero coupon 4 50 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000018685 [Member] | FHLMC STACR REMIC Trust 5 383 12 683 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000018685 [Member] | UMBS 30 Year 2 00 5 50 due 3 1 52 2 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000018685 [Member] | Connecticut Avenue Securities Trust 5 683 13 547 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000018685 [Member] | U S Treasury Notes 3 50 4 25 due 10 31 27 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[9]
C000018685 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018685 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018685 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018685 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000018685 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000018685 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000018685 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018685 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018685 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000018689 [Member] | State of Illinois 3 45 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000018689 [Member] | State of California 5 10 7 60 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000018689 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000018689 [Member] | State of Texas 1 844 5 157 due 10 1 30 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000018689 [Member] | New York State Dormitory Authority 2 746 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000018689 [Member] | Commonwealth of Massachusetts 2 663 5 50 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000018689 [Member] | City of Los Angeles 3 258 5 541 due 5 15 30 6 1 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000018689 [Member] | Idaho Housing And Finance Association 5 128 6 50 due 1 1 35 1 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000018689 [Member] | CommonSpirit Health 4 825 due 9 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000018689 [Member] | New York City Transitional Finance Authority 2 40 5 65 due 11 1 30 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000018689 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018689 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000018689 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018689 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018689 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000018691 [Member] | State of Illinois 3 45 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[13]
C000018691 [Member] | State of California 5 10 7 60 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000018691 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000018691 [Member] | State of Texas 1 844 5 157 due 10 1 30 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000018691 [Member] | New York State Dormitory Authority 2 746 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000018691 [Member] | Commonwealth of Massachusetts 2 663 5 50 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000018691 [Member] | City of Los Angeles 3 258 5 541 due 5 15 30 6 1 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000018691 [Member] | Idaho Housing And Finance Association 5 128 6 50 due 1 1 35 1 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000018691 [Member] | CommonSpirit Health 4 825 due 9 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000018691 [Member] | New York City Transitional Finance Authority 2 40 5 65 due 11 1 30 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000018691 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018691 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000018691 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018691 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000018692 [Member] | State of Illinois 3 45 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[15]
C000018692 [Member] | State of California 5 10 7 60 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000018692 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000018692 [Member] | State of Texas 1 844 5 157 due 10 1 30 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000018692 [Member] | New York State Dormitory Authority 2 746 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000018692 [Member] | Commonwealth of Massachusetts 2 663 5 50 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000018692 [Member] | City of Los Angeles 3 258 5 541 due 5 15 30 6 1 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000018692 [Member] | Idaho Housing And Finance Association 5 128 6 50 due 1 1 35 1 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000018692 [Member] | CommonSpirit Health 4 825 due 9 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000018692 [Member] | New York City Transitional Finance Authority 2 40 5 65 due 11 1 30 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000018692 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000018692 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000018692 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018692 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018692 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000185556 [Member] | State of Illinois 3 45 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000185556 [Member] | State of California 5 10 7 60 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000185556 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000185556 [Member] | State of Texas 1 844 5 157 due 10 1 30 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000185556 [Member] | New York State Dormitory Authority 2 746 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000185556 [Member] | Commonwealth of Massachusetts 2 663 5 50 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000185556 [Member] | City of Los Angeles 3 258 5 541 due 5 15 30 6 1 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000185556 [Member] | Idaho Housing And Finance Association 5 128 6 50 due 1 1 35 1 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000185556 [Member] | CommonSpirit Health 4 825 due 9 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000185556 [Member] | New York City Transitional Finance Authority 2 40 5 65 due 11 1 30 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000185556 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000185556 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000185556 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000185556 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000060791 [Member] | State of Illinois 3 45 7 35 due 6 15 29 12 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[19]
C000060791 [Member] | State of California 5 10 7 60 due 9 1 29 10 1 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000060791 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000060791 [Member] | State of Texas 1 844 5 157 due 10 1 30 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000060791 [Member] | New York State Dormitory Authority 2 746 5 289 due 7 1 30 7 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000060791 [Member] | Commonwealth of Massachusetts 2 663 5 50 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[19]
C000060791 [Member] | City of Los Angeles 3 258 5 541 due 5 15 30 6 1 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[19]
C000060791 [Member] | Idaho Housing And Finance Association 5 128 6 50 due 1 1 35 1 1 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000060791 [Member] | CommonSpirit Health 4 825 due 9 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000060791 [Member] | New York City Transitional Finance Authority 2 40 5 65 due 11 1 30 11 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000060791 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000060791 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000060791 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060791 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060791 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000221691 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000221691 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000221691 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000221691 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000221691 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000221691 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000221691 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000221691 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000221691 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000221691 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[21]
C000221691 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221691 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221691 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221691 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000221691 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000221691 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221691 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000221691 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060792 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[23]
C000060792 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000060792 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000060792 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000060792 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000060792 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000060792 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000060792 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000060792 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000060792 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[23]
C000060792 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060792 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060792 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060792 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000060792 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000060792 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060792 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000060792 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060792 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127160 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000127160 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000127160 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000127160 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000127160 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000127160 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000127160 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000127160 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000127160 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000127160 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[25]
C000127160 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000127160 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127160 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127160 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000127160 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000127160 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127160 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000127160 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127160 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166835 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000166835 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000166835 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000166835 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000166835 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000166835 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000166835 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000166835 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000166835 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000166835 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[27]
C000166835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166835 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166835 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166835 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000166835 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000166835 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166835 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000166835 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166835 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057099 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000057099 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[29]
C000057099 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[29]
C000057099 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[29]
C000057099 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000057099 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000057099 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000057099 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[29]
C000057099 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[29]
C000057099 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[29]
C000057099 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057099 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057099 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000057099 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000057099 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000057099 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057099 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000057099 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057099 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018696 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000018696 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000018696 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000018696 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000018696 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000018696 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000018696 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000018696 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000018696 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000018696 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[31]
C000018696 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018696 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018696 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018696 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000018696 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018696 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000018696 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018696 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018695 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[33]
C000018695 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[33]
C000018695 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[33]
C000018695 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[33]
C000018695 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000018695 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000018695 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000018695 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000018695 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000018695 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000018695 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018695 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018695 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000018695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018695 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000018695 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018693 [Member] | One011778 B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[35]
C000018693 [Member] | Cloud Software Group Inc 6 50 9 00 due 3 31 29 8 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[35]
C000018693 [Member] | LifePoint Health Inc zero coupon 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[35]
C000018693 [Member] | Jane Street Group 6 125 7 125 due 4 30 31 51 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[35]
C000018693 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000018693 [Member] | Talen Energy Supply LLC 6 25 8 625 due 5 17 30 2 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000018693 [Member] | Yum Brands Inc 3 625 5 375 due 1 15 30 4 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000018693 [Member] | Hilton Domestic Operating Co Inc 4 00 5 875 due 5 1 28 9 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[35]
C000018693 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000018693 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 1 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000018693 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018693 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018693 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018693 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000018693 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000018693 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018693 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000018693 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018693 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018697 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000018697 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000018697 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000018697 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000018699 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000018699 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000018699 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000018699 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000060793 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000060793 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000060793 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000060793 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000221692 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000221692 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000221692 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000221692 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000060794 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000060794 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[41]
C000060794 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[41]
C000060794 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[41]
C000060794 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000060794 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000060794 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[41]
C000060794 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
C000060794 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[41]
C000060794 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000060794 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060794 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060794 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000060794 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000060794 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000060794 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000060794 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060794 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060794 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060794 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000060794 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185560 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000185560 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000185560 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000185560 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000185560 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[42]
C000185560 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000185560 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[42]
C000185560 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000185560 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[42]
C000185560 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000185560 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185560 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185560 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000185560 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185560 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000185560 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000185560 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000185560 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185560 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185560 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000185560 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082082 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000082082 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000082082 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000082082 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000082082 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000082082 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000082082 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43]
C000082082 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[43]
C000082082 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[43]
C000082082 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000082082 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082082 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082082 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000082082 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000082082 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082082 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000082082 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000082082 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000082082 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082082 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000082082 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221693 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000221693 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000221693 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000221693 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000221693 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000221693 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000221693 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000221693 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[44]
C000221693 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000221693 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000221693 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221693 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221693 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000221693 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221693 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000221693 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221693 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221693 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221693 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221693 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000221693 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018702 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[45]
C000018702 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[45]
C000018702 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[45]
C000018702 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[45]
C000018702 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[45]
C000018702 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[45]
C000018702 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000018702 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[45]
C000018702 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000018702 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000018702 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018702 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018702 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018702 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018702 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018702 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018702 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018702 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018702 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018702 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018702 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018700 [Member] | New York State Dormitory Authority 3 00 5 75 due 7 1 27 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[46]
C000018700 [Member] | Chicago O Hare International Airport 4 00 5 50 due 1 1 28 1 1 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[46]
C000018700 [Member] | Main Street Natural Gas Inc 4 00 5 50 due 9 15 27 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[46]
C000018700 [Member] | Triborough Bridge And Tunnel Authority 3 00 5 50 due 3 15 27 5 15 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[46]
C000018700 [Member] | New Hampshire Business Finance Authority 3 00 6 89 due 4 1 34 7 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[46]
C000018700 [Member] | New York City Transitional Finance Authority 3 00 5 50 due 7 15 39 5 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[46]
C000018700 [Member] | Black Belt Energy Gas District 3 87 5 50 due 10 1 35 12 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[46]
C000018700 [Member] | California Community Choice Financing Authority 3 67 5 25 due 2 1 52 11 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000018700 [Member] | San Francisco City And County Airport Commission 5 00 5 50 due 5 1 31 5 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[46]
C000018700 [Member] | Los Angeles Department of Water And Power 5 00 6 603 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000018700 [Member] | Colorado Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018700 [Member] | Pennsylvania Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018700 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018700 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018700 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018700 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018700 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018700 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018700 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018700 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018700 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018703 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[47]
C000018703 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000018703 [Member] | Mirum Pharmaceuticals Inc 4 00 due 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[47]
C000018703 [Member] | Advanced Energy Industries Inc 2 50 due 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[47]
C000018703 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[47]
C000018703 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[47]
C000018703 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000018703 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000018703 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000018703 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000018703 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018703 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000018703 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018705 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000018705 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000018705 [Member] | Mirum Pharmaceuticals Inc 4 00 due 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000018705 [Member] | Advanced Energy Industries Inc 2 50 due 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000018705 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000018705 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000018705 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000018705 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000018705 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000018705 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000018705 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000018705 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087595 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[49]
C000087595 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000087595 [Member] | Mirum Pharmaceuticals Inc 4 00 due 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000087595 [Member] | Advanced Energy Industries Inc 2 50 due 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000087595 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000087595 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000087595 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000087595 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000087595 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000087595 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000087595 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000087595 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087595 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000087595 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060795 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000060795 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000060795 [Member] | Mirum Pharmaceuticals Inc 4 00 due 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[50]
C000060795 [Member] | Advanced Energy Industries Inc 2 50 due 9 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000060795 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000060795 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000060795 [Member] | Western Digital Corp 3 00 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[50]
C000060795 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[50]
C000060795 [Member] | QXO Inc 5 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[50]
C000060795 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[50]
C000060795 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000060795 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060795 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000060795 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000221696 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000221696 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000221696 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000221696 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000221696 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000221696 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000221696 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[51]
C000221696 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[51]
C000221696 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[51]
C000221696 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000221696 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221696 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221696 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221696 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000221696 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221696 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221696 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221696 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060796 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000060796 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000060796 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000060796 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000060796 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000060796 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000060796 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[52]
C000060796 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[52]
C000060796 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
C000060796 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[52]
C000060796 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060796 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060796 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060796 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000060796 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060796 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000060796 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060796 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060796 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000185564 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000185564 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[53]
C000185564 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000185564 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000185564 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000185564 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[53]
C000185564 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[53]
C000185564 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000185564 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[53]
C000185564 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000185564 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185564 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185564 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185564 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000185564 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000185564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000185564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000185564 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185564 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018709 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[54]
C000018709 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[54]
C000018709 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000018709 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000018709 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000018709 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000018709 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[54]
C000018709 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[54]
C000018709 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000018709 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000018709 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018709 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018709 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018709 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018709 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000018709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018709 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018709 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018708 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[55]
C000018708 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[55]
C000018708 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000018708 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000018708 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000018708 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000018708 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[55]
C000018708 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[55]
C000018708 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000018708 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000018708 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018708 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018708 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018708 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018708 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000018708 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018708 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018708 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018706 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[56]
C000018706 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[56]
C000018706 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000018706 [Member] | UMBS Pool 30 Year 2 00 6 00 due 3 1 52 8 1 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000018706 [Member] | Dell Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000018706 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[56]
C000018706 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[56]
C000018706 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000018706 [Member] | GNMA zero coupon 7 801 due 7 20 44 3 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000018706 [Member] | U S Treasury Notes 3 50 4 25 due 10 15 28 8 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000018706 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018706 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018706 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018706 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018706 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000018706 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018706 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018706 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018710 [Member] | Mexico Government Bond 3 50 6 625 due 5 19 33 10 12 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[57]
C000018710 [Member] | Colombia Government Bond 7 375 8 75 due 4 25 30 11 7 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[57]
C000018710 [Member] | Brazil Government Bond 4 75 7 25 due 3 18 31 1 12 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[57]
C000018710 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[57]
C000018710 [Member] | Argentina Government Bond 0 75 4 125 due 7 9 30 7 9 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000018710 [Member] | Romanian Government Bond 5 25 7 125 due 2 17 28 10 7 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000018710 [Member] | Hungary Government Bond 2 125 7 625 due 6 16 29 3 29 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[57]
C000018710 [Member] | Saudi Government Bond 2 25 4 50 due 2 2 33 2 2 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[57]
C000018710 [Member] | Panama Government Bond 3 87 9 375 due 4 1 29 7 23 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[57]
C000018710 [Member] | Egypt Government Bond 7 50 8 875 due 5 29 32 2 16 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[57]
C000018710 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000018710 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018710 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018710 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018710 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018710 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018710 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018710 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018710 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018710 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018710 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018712 [Member] | Mexico Government Bond 3 50 6 625 due 5 19 33 10 12 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[58]
C000018712 [Member] | Colombia Government Bond 7 375 8 75 due 4 25 30 11 7 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[58]
C000018712 [Member] | Brazil Government Bond 4 75 7 25 due 3 18 31 1 12 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[58]
C000018712 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[58]
C000018712 [Member] | Argentina Government Bond 0 75 4 125 due 7 9 30 7 9 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[58]
C000018712 [Member] | Romanian Government Bond 5 25 7 125 due 2 17 28 10 7 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[58]
C000018712 [Member] | Hungary Government Bond 2 125 7 625 due 6 16 29 3 29 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[58]
C000018712 [Member] | Saudi Government Bond 2 25 4 50 due 2 2 33 2 2 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[58]
C000018712 [Member] | Panama Government Bond 3 87 9 375 due 4 1 29 7 23 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[58]
C000018712 [Member] | Egypt Government Bond 7 50 8 875 due 5 29 32 2 16 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[58]
C000018712 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000018712 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018712 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018712 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018712 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018712 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018712 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018712 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018712 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018712 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018712 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052120 [Member] | Mexico Government Bond 3 50 6 625 due 5 19 33 10 12 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[59]
C000052120 [Member] | Colombia Government Bond 7 375 8 75 due 4 25 30 11 7 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[59]
C000052120 [Member] | Brazil Government Bond 4 75 7 25 due 3 18 31 1 12 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[59]
C000052120 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[59]
C000052120 [Member] | Argentina Government Bond 0 75 4 125 due 7 9 30 7 9 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[59]
C000052120 [Member] | Romanian Government Bond 5 25 7 125 due 2 17 28 10 7 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[59]
C000052120 [Member] | Hungary Government Bond 2 125 7 625 due 6 16 29 3 29 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[59]
C000052120 [Member] | Saudi Government Bond 2 25 4 50 due 2 2 33 2 2 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[59]
C000052120 [Member] | Panama Government Bond 3 87 9 375 due 4 1 29 7 23 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[59]
C000052120 [Member] | Egypt Government Bond 7 50 8 875 due 5 29 32 2 16 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
C000052120 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000052120 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052120 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000052120 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000052120 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052120 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000052120 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052120 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052120 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052120 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052120 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060797 [Member] | Mexico Government Bond 3 50 6 625 due 5 19 33 10 12 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[60]
C000060797 [Member] | Colombia Government Bond 7 375 8 75 due 4 25 30 11 7 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[60]
C000060797 [Member] | Brazil Government Bond 4 75 7 25 due 3 18 31 1 12 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[60]
C000060797 [Member] | Dominican Republic Government Bond 4 875 7 05 due 2 22 29 1 30 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[60]
C000060797 [Member] | Argentina Government Bond 0 75 4 125 due 7 9 30 7 9 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[60]
C000060797 [Member] | Romanian Government Bond 5 25 7 125 due 2 17 28 10 7 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[60]
C000060797 [Member] | Hungary Government Bond 2 125 7 625 due 6 16 29 3 29 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[60]
C000060797 [Member] | Saudi Government Bond 2 25 4 50 due 2 2 33 2 2 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
C000060797 [Member] | Panama Government Bond 3 87 9 375 due 4 1 29 7 23 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[60]
C000060797 [Member] | Egypt Government Bond 7 50 8 875 due 5 29 32 2 16 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[60]
C000060797 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000060797 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060797 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060797 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060797 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060797 [Member] | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060797 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060797 [Member] | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060797 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060797 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060797 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060799 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[61]
C000060799 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[61]
C000060799 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[61]
C000060799 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[61]
C000060799 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[61]
C000060799 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[61]
C000060799 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[61]
C000060799 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[61]
C000060799 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[61]
C000060799 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[61]
C000060799 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060799 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060799 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060799 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060799 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060799 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060799 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060799 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000060799 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000060799 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060799 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179143 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[62]
C000179143 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[62]
C000179143 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[62]
C000179143 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[62]
C000179143 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[62]
C000179143 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[62]
C000179143 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[62]
C000179143 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[62]
C000179143 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[62]
C000179143 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[62]
C000179143 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179143 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179143 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179143 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000179143 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179143 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179143 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179143 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000179143 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000179143 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179143 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018722 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[63]
C000018722 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[63]
C000018722 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[63]
C000018722 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[63]
C000018722 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[63]
C000018722 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[63]
C000018722 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[63]
C000018722 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[63]
C000018722 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[63]
C000018722 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[63]
C000018722 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018722 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018722 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018722 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018722 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018722 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018722 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018722 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000018722 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018722 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018722 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018721 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[64]
C000018721 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[64]
C000018721 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[64]
C000018721 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[64]
C000018721 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[64]
C000018721 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[64]
C000018721 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[64]
C000018721 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[64]
C000018721 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[64]
C000018721 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[64]
C000018721 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018721 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018721 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018721 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018721 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018721 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018721 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018721 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000018721 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018721 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018721 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018719 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[65]
C000018719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[65]
C000018719 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[65]
C000018719 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[65]
C000018719 [Member] | PACCAR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[65]
C000018719 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[65]
C000018719 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[65]
C000018719 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000018719 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000018719 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[65]
C000018719 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018719 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018719 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018719 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018719 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018719 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018719 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018719 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000018719 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018719 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018719 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018724 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[66]
C000018724 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[66]
C000018724 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[66]
C000018724 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[66]
C000018724 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[66]
C000018724 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[66]
C000018724 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[66]
C000018724 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
C000018724 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[66]
C000018724 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000018724 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018724 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000018724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018724 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018724 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018724 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018724 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018724 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018724 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018724 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018724 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018726 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[67]
C000018726 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[67]
C000018726 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[67]
C000018726 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[67]
C000018726 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[67]
C000018726 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[67]
C000018726 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[67]
C000018726 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[67]
C000018726 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[67]
C000018726 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[67]
C000018726 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018726 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000018726 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018726 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018726 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018726 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018726 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018726 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018726 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018726 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018726 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[68]
C000018727 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[68]
C000018727 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[68]
C000018727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[68]
C000018727 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[68]
C000018727 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[68]
C000018727 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[68]
C000018727 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[68]
C000018727 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[68]
C000018727 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[68]
C000018727 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018727 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000018727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018727 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018727 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018727 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018727 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018727 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018727 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018727 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018727 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[69]
C000018728 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[69]
C000018728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[69]
C000018728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[69]
C000018728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[69]
C000018728 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[69]
C000018728 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[69]
C000018728 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[69]
C000018728 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[69]
C000018728 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[69]
C000018728 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018728 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000018728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018728 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018728 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018728 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018728 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018728 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018728 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018728 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018728 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018729 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[70]
C000018729 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[70]
C000018729 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[70]
C000018729 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[70]
C000018729 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[70]
C000018729 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[70]
C000018729 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[70]
C000018729 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[70]
C000018729 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[70]
C000018729 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[70]
C000018729 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018729 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000018729 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018729 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018729 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018729 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018729 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018729 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018729 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018729 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018729 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030958 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[71]
C000030958 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[71]
C000030958 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[71]
C000030958 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[71]
C000030958 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[71]
C000030958 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[71]
C000030958 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[71]
C000030958 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[71]
C000030958 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[71]
C000030958 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[71]
C000030958 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000030958 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030958 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030958 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030958 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030958 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030958 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030958 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030958 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030958 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127162 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[72]
C000127162 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[72]
C000127162 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[72]
C000127162 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[72]
C000127162 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[72]
C000127162 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[72]
C000127162 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[72]
C000127162 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[72]
C000127162 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[72]
C000127162 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[72]
C000127162 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000127162 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000127162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127162 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127162 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000127162 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127162 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127162 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127162 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127162 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127162 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060800 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[73]
C000060800 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[73]
C000060800 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[73]
C000060800 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[73]
C000060800 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[73]
C000060800 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[73]
C000060800 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[73]
C000060800 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[73]
C000060800 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[73]
C000060800 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[73]
C000060800 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060800 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000060800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060800 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060800 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000060800 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000060800 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060800 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060800 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060800 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060800 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221700 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[74]
C000221700 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[74]
C000221700 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[74]
C000221700 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[74]
C000221700 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[74]
C000221700 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[74]
C000221700 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[74]
C000221700 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[74]
C000221700 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[74]
C000221700 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[74]
C000221700 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000221700 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000221700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221700 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221700 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000221700 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221700 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221700 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221700 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221700 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221700 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060801 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000060801 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[75]
C000060801 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[75]
C000060801 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[75]
C000060801 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[75]
C000060801 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000060801 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[75]
C000060801 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[75]
C000060801 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[75]
C000060801 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[75]
C000060801 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060801 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060801 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000060801 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060801 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060801 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060801 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060801 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060801 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060801 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000060801 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185571 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000185571 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[76]
C000185571 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000185571 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000185571 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[76]
C000185571 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[76]
C000185571 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[76]
C000185571 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[76]
C000185571 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000185571 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[76]
C000185571 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185571 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185571 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000185571 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000185571 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185571 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185571 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185571 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185571 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185571 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000185571 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018733 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000018733 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[77]
C000018733 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000018733 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000018733 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[77]
C000018733 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[77]
C000018733 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
C000018733 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
C000018733 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000018733 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[77]
C000018733 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018733 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018733 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000018733 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018733 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018733 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018733 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018733 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018733 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018733 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018733 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018732 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[78]
C000018732 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[78]
C000018732 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000018732 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000018732 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000018732 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[78]
C000018732 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[78]
C000018732 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[78]
C000018732 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[78]
C000018732 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[78]
C000018732 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018732 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018732 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000018732 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018732 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018732 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018732 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018732 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018732 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018732 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018732 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018730 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000018730 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[79]
C000018730 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000018730 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000018730 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[79]
C000018730 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[79]
C000018730 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000018730 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000018730 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[79]
C000018730 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[79]
C000018730 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018730 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018730 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000018730 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018730 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018730 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018730 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018730 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018730 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018730 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018730 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%

[1]	Excluding short-term investments
[2]	Less than one-tenth of a percent.
[3]	Excluding short-term investments
[4]	Less than one-tenth of a percent.
[5]	Excluding short-term investments
[6]	Less than one-tenth of a percent.
[7]	Excluding short-term investments
[8]	Less than one-tenth of a percent.
[9]	Excluding short-term investments
[10]	Less than one-tenth of a percent.
[11]	Excluding short-term investments
[12]	Less than one-tenth of a percent.
[13]	Excluding short-term investments
[14]	Less than one-tenth of a percent.
[15]	Excluding short-term investments
[16]	Less than one-tenth of a percent.
[17]	Excluding short-term investments
[18]	Less than one-tenth of a percent.
[19]	Excluding short-term investments
[20]	Less than one-tenth of a percent.
[21]	Excluding short-term investments
[22]	Less than one-tenth of a percent.
[23]	Excluding short-term investments
[24]	Less than one-tenth of a percent.
[25]	Excluding short-term investments
[26]	Less than one-tenth of a percent.
[27]	Excluding short-term investments
[28]	Less than one-tenth of a percent.
[29]	Excluding short-term investments
[30]	Less than one-tenth of a percent.
[31]	Excluding short-term investments
[32]	Less than one-tenth of a percent.
[33]	Excluding short-term investments
[34]	Less than one-tenth of a percent.
[35]	Excluding short-term investments
[36]	Less than one-tenth of a percent.
[37]	Less than one-tenth of a percent.
[38]	Less than one-tenth of a percent.
[39]	Less than one-tenth of a percent.
[40]	Less than one-tenth of a percent.
[41]	Excluding short-term investments
[42]	Excluding short-term investments
[43]	Excluding short-term investments
[44]	Excluding short-term investments
[45]	Excluding short-term investments
[46]	Excluding short-term investments
[47]	Excluding short-term investments
[48]	Excluding short-term investments
[49]	Excluding short-term investments
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments
[58]	Excluding short-term investments
[59]	Excluding short-term investments
[60]	Excluding short-term investments
[61]	Excluding short-term investments
[62]	Excluding short-term investments
[63]	Excluding short-term investments
[64]	Excluding short-term investments
[65]	Excluding short-term investments
[66]	Excluding short-term investments
[67]	Excluding short-term investments
[68]	Excluding short-term investments
[69]	Excluding short-term investments
[70]	Excluding short-term investments
[71]	Excluding short-term investments
[72]	Excluding short-term investments
[73]	Excluding short-term investments
[74]	Excluding short-term investments
[75]	Excluding short-term investments
[76]	Excluding short-term investments
[77]	Excluding short-term investments
[78]	Excluding short-term investments
[79]	Excluding short-term investments